LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long Term Prepayment Deposits and Other Assets [Abstract]
Long-term prepayments	$ 31,191	$ 24,978
Deferred financing costs, net	27,218	35,987
Deferred rent assets	25,904	30,647
Advance payments for construction costs	25,602	27,993
Deposits for acquisition of property and equipment	19,494	20,332
Other long-term assets and other	19,298	23,677
Other deposits	9,971	11,581
Input value-added tax, net	1,019	1,947
Long-term casino accounts receivables, net of allowances for credit losses of $14,966 and $14,989	0	0
Long-term prepayments, deposits and other assets	$ 159,697	$ 177,142